OTHER NONCURRENT LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
OTHER NONCURRENT LIABILITIES
Pension liabilities	$ 546		$ 830
Other postretirement benefits	101		131
Environmental accruals	22		24
Restructuring and plant closing costs	58		12
Asset retirement obligations	28		28
Employee benefit accrual	38		34
Legal reserve	11		11
Other	134		87
Other noncurrent liabilities	$ 938	[1]	$ 1,157	[1]

[1]	At December 31, 2013 and 2012, respectively, $39 and $28 of cash and cash equivalents, $9 each of restricted cash, $41 and $38 of accounts and notes receivable (net), $54 and $55 of inventories, $3 and nil of other current assets, $369 and $378 of property, plant and equipment (net), $17 and $19 of intangible assets (net), $28 each of other noncurrent assets, $73 and $76 of accounts payable, $32 and $26 of accrued liabilities, $183 and $193 of current portion of debt, $64 and $77 of long-term debt, and $45 and $101 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."